Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	At December 31,
	2020	2019
	$'m	$'m
Raw materials and consumables	303	299
Mold parts	52	50
Work-in-progress	13	19
Finished goods	555	596
	923	964